LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net Disclosure [Abstract]
Summary of Land Use Rights	Land use rights consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(3,220)	(4,026)
	26,568	25,762